Performance Management - John Hancock Hedged Equity ETF	Mar. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]	This section normally shows how the fund’s total returns have varied from year to year, along with a broad-based securities market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.
Performance One Year or Less [Text]	Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.